REGULATORY MATTERS (Details Textuals)	12 Months Ended
Dec. 31, 2010
Partial Consolidation [Member]
Consolidation [Line Items]
Percentage of fixed assets maintained to adjusted regulatory capital	50.00%
Full Consolidation [Member]
Consolidation [Line Items]
Percentage of fixed assets maintained to adjusted regulatory capital	50.00%